Registration Nos. 333-195390 and 811-22959

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2016

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
The Securities Act of 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☒
and/or
REGISTRATION STATEMENT
UNDER
The Investment Company Act of 1940
Amendment No. 23	☒
(Check appropriate box or boxes)

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

Registrant’s Telephone Number, including area code: (212) 554-1234

Patricia Louie, Esq.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and address of agent for service)

Please send copies of all communications to:

Mark C. Amorosi, Esq.

K&L Gates LLP

1601 K Street N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment

Title of Securities Being Registered: Class A, Class C, Class I, and Class R Shares of Beneficial Interest

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 6, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a) of Rule 485
☐	75 days after filing pursuant to paragraph (a)

if appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A –	Prospectus for: 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund, 1290 Retirement 2055 Fund and 1290 Retirement 2060 Fund (together, the “Funds”) *

Part B – Statement of Additional Information for the Funds*

Part C – Other Information

Signature Page

*	Prospectus and Statement of Additional Information above are incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of 1290 Funds (File No. 333-195390 and 811-22959), as filed with the U.S. Securities and Exchange Commission on November 19, 2015.

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust.[1]

(a)(2)	Certificate of Amendment to the Certificate of Trust.[1]

(a)(3)	Agreement and Declaration of Trust.[2]

(a)(4)	Amended and Restated Agreement and Declaration of Trust.[2]

(b)(1)	By-Laws.[2]

(b)(2)	Amended and Restated By-Laws.[2]

(c)	None, other than Exhibits (a) and (b).

(d)	Investment Advisory Contracts

(d)(1)	Investment Advisory Agreement dated as of September 1, 2014 between 1290 Funds and AXA Equitable Funds Management Group, LLC d/b/a 1290 Asset Managers (“FMG LLC” or “1290 Asset Managers”).[4]

(d)(1)(i)	Amendment No. 1 effective as of July 1, 2015 to the Investment Advisory Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers.[5]

(d)(1)(ii)	Amendment No. 2 effective as of February 29, 2016 to the Investment Advisory Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers.[8]

(d)(2)	Investment Sub-Advisory Agreement dated as of September 1, 2014 between 1290 Asset Managers and AXA Investment Managers, Inc. (“AXA IM”).[4]

(d)(2)(i)	Amendment No. 1 effective as of April 1, 2016 to the Investment Sub-Advisory Agreement dated as of September 1, 2014 between 1290 Asset Managers and AXA IM. (filed herewith)

(d)(3)	Investment Sub-Advisory Agreement dated as of September 1, 2014 between 1290 Asset Managers and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”).[4]

(d)(4)	Investment Sub-Advisory Agreement dated as of September 1, 2014 between 1290 Asset Managers and GAMCO Asset Management, Inc. (“GAMCO”).[4]

(d)(5)	Investment Sub-Advisory Agreement dated as of July 1, 2015 between 1290 Asset Managers and TCW Investment Management Company (“TCW”).[5]

(d)(6)	Investment Sub-Advisory Agreement dated as of July 1, 2015 between 1290 Asset Managers and OppenheimerFunds, Inc. (“Oppenheimer”).[5]

(d)(7)	Investment Sub-Advisory Agreement dated as of July 1, 2015 between 1290 Asset Managers and Pacific Investment Management Company, LLC (“PIMCO”).[5]

(d)(8)	Investment Sub-Advisory Agreement dated as of July 1, 2015 between 1290 Asset Managers and Palisade Capital Management, LLC (“Palisade”).[5]

(d)(9)	Investment Sub-Advisory Agreement dated as of July 1, 2015 between 1290 Asset Managers and Templeton Investment Counsel, LLC (“Templeton”).[5]

(d)(10)	Investment Sub-Advisory Agreement dated as of February 29, 2016 between 1290 Asset Managers and DoubleLine Capital LP (“DoubleLine”).[8]

(e)	Underwriting Contracts

(e)(1)	Distribution Agreement dated as of October 28, 2014 between 1290 Funds and ALPS Distributors, Inc. (“ALPS”) with respect to Class A, Class C, Class I and Class R shares.[4]

(e)(1)(i)	Amendment No. 1 effective as of July 1, 2015 to the Distribution Agreement dated as of October 28, 2014 between 1290 Funds and ALPS. [5]

(e)(1)(ii)	Amendment No. 2 effective as of March 3, 2016 to the Distribution Agreement dated as of October 28, 2014 between 1290 Funds and ALPS. [9]

(e)(1)(iii)	Amendment No. 3 effective as of March 30, 2016 to the Distribution Agreement dated as of October 28, 2014 between 1290 Funds and ALPS. [9]

(g)	Custodian Agreements

(g)(1)	Global Custody Agreement dated as of October 27, 2014 between 1290 Funds and JPMorgan Chase Bank.[4]

(g)(1)(i)	Amendment No. 1 effective as of July 1, 2015 to the Global Custody Agreement dated as of October 27, 2014 between 1290 Funds and JPMorgan Chase Bank. [5]

(g)(1)(ii)	Amendment No. 2 effective as of February 29, 2016 to the Global Custody Agreement dated as of October 27, 2014 between 1290 Funds and JPMorgan Chase Bank.[8]

(g)(1)(iii)	Amendment No. 3 effective February 29, 2016 to the Global Custody Agreement between 1290 Funds and JPMorgan Chase Bank. [9]

(g)(1)(iv)	Amendment No. 4 effective March 28, 2016 to the Global Custody Agreement between 1290 Funds and JPMorgan Chase Bank.[10]

(h)	Other Material Contracts

(h)(1)	Mutual Funds Service Agreement dated as of September 1, 2014 between 1290 Funds and FMG LLC.[4]

(h)(1)(i)	Amendment No. 1 effective as of July 1, 2015 to the Mutual Funds Service Agreement dated as of September 1, 2014 between 1290 Funds and FMG LLC.[5]

(h)(1)(ii)	Amendment No. 2 effective as of February 29, 2016 to the Mutual Funds Service Agreement dated as of September 1, 2014 between 1290 Funds and FMG LLC.[8]

(h)(1)(iii)	Amendment No. 3 effective as of March 30, 2016 to the Mutual Funds Service Agreement dated as of September 1, 2014 between 1290 Funds and FMG LLC. [9]

(h)(2)	Expense Limitation Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers.[4]

(h)(2)(i)	Amendment No. 1 effective as of July 1, 2015 to the Expense Limitation Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers.[5]

(h)(2)(ii)	Amendment No. 2 effective as of February 29, 2016 to the Expense Limitation Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers.[8]

(h)(2)(iii)	Amendment No. 3 effective as of March 30, 2016 to the Expense Limitation Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers. [9]

(h)(3)	Organizational Expenses Agreement dated as of October 27, 2014 between 1290 Funds and FMG LLC.[4]

(h)(4)	Transfer Agency and Service Agreement dated as of October 29, 2014 between 1290 Funds and Boston Financial Data Services, Inc. (“BFDS”).[4]

(h)(4)(i)	Amendment No. 1 effective as of July 1, 2015 to the Transfer Agency and Service Agreement dated October 29, 2014 between 1290 Funds and BFDS. [5]

(h)(4)(ii)	Amendment No. 2 effective as of March 3, 2016 to the Transfer Agency and Service Agreement dated October 29, 2014 between 1290 Funds and BFDS. [9]

(h)(4)(iii)	Amendment No. 3 effective as of April 1, 2016 to the Transfer Agency and Service Agreement dated October 29, 2014 between 1290 Funds and BFDS.[10]

(i)	Legal Opinion

(i)(1)	Opinion and Consent of K&L Gates LLP with respect to the Funds. (to be filed by amendment)

Other Consents

(j)(1)	Consent of Independent Registered Public Accounting Firm. (none)

(k)	None.

(l)	Initial Capital Agreement.[2]

(m)	Distribution Plans

(m)(1)	Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”) for 1290 Funds’ Class A, Class C and Class R shares adopted as of June 10, 2014.[3]

(n)	Multiple Class Plan

(n)(1)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 under the 1940 Act.[4]

(p)	Codes of Ethics

(p)(1)	Code of Ethics for 1290 Funds and FMG LLC.[2]

(p)(2)	Code of Ethics of AXA IM.[2]

(p)(3)	Code of Ethics of AXA Rosenberg.[2]

(p)(4)	Code of Ethics of GAMCO, effective March 21, 2013.[2]

(p)(5)	Code of Ethics of ALPS.[4]

(p)(6)	Revised Code of Ethics of TCW, revised October 1, 2015. (filed herewith)

(p)(7)	Code of Ethics of Oppenheimer. [5]

(p)(8)	Code of Ethics of PIMCO. [5]

(p)(9)	Code of Ethics of Palisade. [5]

(p)(10)	Code of Ethics of Templeton. [5]

(p)(11)	Code of Ethics of DoubleLine.[8]

Other Exhibits:

Powers of Attorney.2

Power of Attorney for Thomas W. Brock.6

Power of Attorney for Steven M. Joenk.7

1.	Incorporated by reference to and/or previously filed with Registrant’s Initial Registration Statement on Form N-1A filed on April 18, 2014. (File No. 333-195390).
2.	Incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 27, 2014. (File No. 333-195390).
3.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on August 27, 2014. (File No. 333-195390).
4.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on November 4, 2014. (File No. 333-195390).
5.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A filed on June 30, 2015. (File No. 333-195390).
6.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2016 (File No. 333-195390).
7.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2016 (File No. 333-195390).
8.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A filed on March 2, 2016 (File No. 333-195390).
9.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A filed on March 30, 2016 (File No. 333-195390).
10.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A filed on March 31, 2016 (File No. 333-195390).

Item 29. Persons Controlled by or Under Common Control with the Trust

None.

Item 30. Indemnification

Registrant’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”).

Article VII, Section 7.2 of the Declaration of Trust of 1290 Funds states, in relevant part, that a “Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, adviser, sub-adviser or Principal Underwriter of the Trust or any Series.” Article VII, Section 7.4 of 1290 Funds’ Declaration of Trust further states, in relevant part, that the “Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee or agent of the Trust in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.”

Article VII, Section 7.5, subsection (a) of the Declaration of Trust of 1290 Funds further states, in relevant part, that “[s]ubject to the exceptions and limitations contained in subsection (b) below, every person who is, or has been, a Trustee or an officer or employee of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust and each Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.” Article VII, Section 7.5 subsection (b) of 1290 Funds’ Declaration of Trust states, in relevant part, that “no indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).” Article VII, Section 7.5, subsection (c) of 1290 Funds’ Declaration of Trust also states, in relevant part, that the “rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.”

The Registrant’s Investment Advisory Agreement states:

Limitations on Liability. The Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence, or reckless disregard of its duties to the Trust as specified in this Agreement.

The Registrant’s Investment Sub-Advisory Agreements generally state:

5. LIABILITY AND INDEMNIFICATION

A. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, neither the Sub-Adviser nor any of its officers, members or employees (together its “Affiliates”) shall be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser or the Trust as a result of any error of judgment or mistake of law by the Sub-Adviser or its Affiliates with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Sub-Adviser or its Affiliates for, and the Sub-Adviser shall indemnify and hold harmless the Trust, the Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended (“1933 Act”)) (collectively, “Adviser Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, or at common law, if the losses or claims arise out of or are based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Sub-Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Sub-Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Adviser or the Trust by the Sub-Adviser Indemnitees (as defined below) for use therein. The Sub-Adviser does not make any warranty that the investment performance of the Fund will meet any particular standard, such as the performance of an index or another portfolio managed by the Sub-Adviser.

B. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Adviser and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Sub-Adviser as a result of any error of judgment or mistake of law by the Adviser with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser for, and the Adviser shall indemnify and hold harmless the Sub-Adviser, all affiliated persons thereof (within the meaning of
Section 2(a) (3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, “Sub-Adviser Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Sub-Adviser Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise, if the losses or claims arise out of or are based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Adviser which was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Adviser or the Trust by an Sub-Adviser Indemnitee for use therein.

C. Notwithstanding any other provision of this Agreement, Sub-Adviser shall not be liable to any Adviser Indemnitee, the Fund or any of its shareholders for (i) any acts of a Adviser Indemnitee or any other adviser to the Fund with respect to the portion of the assets of the Fund not allocated to Sub-Adviser under this Agreement and (ii) acts of any Adviser Indemnitee which result from or are based upon acts of a Adviser Indemnitee, including, but not limited to, failure of a Adviser Indemnitee to provide accurate and current information with respect to any records maintained by such Adviser Indemnitee, which records are not also maintained by Sub-Adviser or, to the extent such records relate to the Fund, otherwise available to the Sub-Adviser upon reasonable request. Adviser shall indemnify the Sub-Adviser Indemnitees from any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) arising from the conduct of a Adviser Indemnitee and any other adviser to the Fund with respect to the portion of the Fund’s assets not allocated to Sub-Adviser and with respect to any other portfolio of the Trust.

Section 7(b) of the Registrant’s Distribution Agreement states:

In the absence of willful misfeasance, bad faith, negligence or reckless disregard by ALPS in the performance of its duties, obligations or responsibilities set forth in this Agreement, ALPS and its affiliates, including their respective officers, directors, agents and employees, shall not be liable for, and the Trust agrees to indemnify, defend and hold harmless such persons from, all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, reasonable attorneys’ fees and disbursements and liabilities arising under applicable federal and state laws) arising directly or indirectly from the following:

(i)	any untrue statement of a material fact or omission of a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, the 1940 Act or any other statute or the common law, in any registration statement, prospectus, statement of additional information, shareholder report or other information filed or made public by the Trust (as amended from time to time), except to the extent the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of ALPS;

(ii)	any wrongful act of the Trust or any of its officers;

(iii)	any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which this Agreement relates;

(iv)	ALPS’s reliance on any instruction, direction, notice, instrument or other information from the Trust or its duly appointed agents that ALPS reasonably believes to be genuine; or

(v)	loss of data or service interruptions caused by equipment failure.

Section 6 of the Registrant’s Mutual Funds Service Agreement states:

(a) FMG LLC shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or gross negligence on FMG LLC’s part (or on the part of any third party to whom FMG LLC has delegated any of its duties and obligations pursuant to

Section 4(c) hereunder) in the performance of its (or such third party’s) duties or from reckless disregard by FMG LLC (or by such third party) of its obligations and duties under this Agreement (in the case of FMG LLC) or under an agreement with FMG LLC (in the case of such third party) or, subject to Section 10 below, FMG LLC’s (or such third party) refusal or failure to comply with the terms of this Agreement (in the case of FMG LLC) or an agreement with FMG LLC (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of FMG LLC) or under an agreement with FMG LLC (in the case of such third party). In no event shall FMG LLC (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if FMG LLC (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

(b) Except to the extent that FMG LLC may be held liable pursuant to Section 6(a) above, FMG LLC shall not be responsible for, and the Trust shall indemnify and hold FMG LLC harmless from and against any and all losses, damages, costs, reasonable attorneys’ fees and expenses, payments, expenses and liabilities including, but not limited to, those arising out of or attributable to:

(i) any and all actions of FMG LLC or its officers or agents required to be taken pursuant to this Agreement;

(ii) the reliance on or use by FMG LLC or its officers or agents of information, records, or documents which are received by FMG LLC or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

(iii) the Trust’s refusal or failure to comply with the terms of this Agreement or the Trust’s lack of good faith, or its actions, or lack thereof, involving gross negligence or willful misfeasance;

(iv) the breach of any representation or warranty of the Trust hereunder;

(v) the reliance on or the carrying out by FMG LLC or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

(vi) any delays, inaccuracies, errors in or omissions from information or data provided to FMG LLC by data services, including data services providing information in connection with any third party computer system licensed to FMG LLC, and by any corporate action services, pricing services or securities brokers and dealers;

(vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

(viii) any failure of the Trust’s registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust’s prospectus;

(ix) except as provided for in Schedule B.III., the actions taken by the Trust, its Adviser, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

(x) all actions, inactions, omissions, or errors caused by third parties to whom FMG LLC or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Fund, investment advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including, but not limited to, lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify FMG LLC pursuant to this Agreement.

The Registrant’s Global Custody Agreement.

Section 3.2 of 1290 Funds’ Global Custody Agreement states, in relevant part, that the “Customer authorizes J.P. Morgan to accept, rely upon and/or act upon any Instructions received by it without inquiry. The Customer will indemnify [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] against, and hold each of them harmless from, any Liabilities that may be imposed on, incurred by, or asserted against [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] as a result of any action or omission taken in accordance with any Instruction.”

Section 6.1 of 1290 Funds’ Global Custody Agreement states, in relevant part, that “J.P. Morgan may rely upon the certification of such other facts as may be required to administer J.P. Morgan’s obligations under this Agreement and the Customer shall indemnify J.P. Morgan against all losses, liability, claims or demands arising directly or indirectly from any such certifications.”

Section 7.1 of 1290 Funds’ Global Custody Agreement states, in relevant part, that the “Customer will indemnify [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] against, and hold them harmless from, any Liabilities that may be imposed on, incurred by or asserted against any of [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] in connection with or arising out of (i) J.P. Morgan’s performance under this Agreement, provided [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] have not acted with negligence or engaged in fraud or willful misconduct in connection with the Liabilities in question or (ii) [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] status as a holder of record of the Customer’s Financial Assets. Nevertheless, the Customer will not be obligated to indemnify [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] under the preceding sentence with respect to any Liability for which J.P. Morgan is liable under Section 5.2(a) of this Agreement.”

UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Adviser and Sub-Advisers

1290 Asset Managers is a registered investment adviser and serves as investment manager for all funds of the Registrant. The descriptions of 1290 Asset Managers and each of the advisers, as applicable, under the caption “Management of the Funds – The Adviser” or “About the Funds” in the Prospectus and under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Parts A and B, respectively, of 1290 Funds’ Registration Statement are incorporated herein by reference.

The information as to the directors and officers of 1290 Asset Managers is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-72220) and is incorporated herein by reference.

1290 Asset Managers, with the approval of the Registrant’s Board of Trustees, selects sub-advisers for certain funds of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisers for such funds.

The information as to the directors and officers of GAMCO is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-14132) and is incorporated herein by reference.

The information for AXA IM is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60374) and is incorporated herein by reference.

The information for AXA Rosenberg is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56080) and is incorporated herein by reference.

The information for TCW is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-6642) and is incorporated herein by reference.

The information for Oppenheimer is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-8253) and is incorporated herein by reference.

The information for PIMCO is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48187) and is incorporated herein by reference.

The information for Palisade is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48401) and is incorporated herein by reference.

The information for Templeton is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15125) and is incorporated herein by reference.

The information for DoubleLine is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-70942) and is incorporated herein by reference.

Item 32. Principal Underwriters.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Centaur Mutual Funds Trust, Centre Trust, Century Capital Management Trust, Columbia ETF Trust, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF TRUST, ETFS Trust, EGA Emerging Global Shares Trust, Elkhorn ETF Trust, FactorShares Trust, Financial Investors Trust, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust III, Pointbreak ETF Trust, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Russell Exchange Traded Funds Trust, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, Transparent Value Trust, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, and Wilmington Funds.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None

Jeremy O. May	President, Director	None

Thomas A. Carter	Executive Vice President, Director	None

Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None

Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None

Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None

Randall D. Young**	Secretary	None

Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None

Douglas W. Fleming**	Assistant Treasurer	None

Steven Price	Senior Vice President, Chief Compliance Officer	None

Liza Orr	Vice President, Senior Counsel	None

Jed Stahl	Vice President, Senior Counsel	None

Taylor Ames	Vice President, PowerShares	None

Troy A. Duran	Senior Vice President, Chief Financial Officer	None

James Stegall	Vice President	None

Gary Ross	Senior Vice President	None

Kevin Ireland	Senior Vice President	None

Mark Kiniry	Senior Vice President	None

Tison Cory	Vice President, Intermediary Operations	None

Hilary Quinn	Vice President	None

Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

Item 33. Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s Custodian:

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, New York 10007

(b) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant’s Adviser or Sub-Administrator:

JPMorgan Chase Bank, N.A.	AXA Equitable Funds Management Group, LLC
70 Fargo Street	1290 Avenue of the Americas
Boston, MA 02210	New York, New York 10104*

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Adviser or Sub-Advisers:

AXA Equitable Funds Management Group, LLC 1290 Avenue of the Americas New York, NY 10104	GAMCO Asset Management Inc. One Corporate Center Rye, NY 10580

AXA Investment Managers, Inc. 100 West Putnam Avenue Greenwich, CT 06830	AXA Rosenberg Investment Management LLC Orinda Way, Building E Orinda, CA 94563

TCW Investment Management Company 865 S. Figueroa St., Suite 1800 Los Angeles, CA 90017-2593	OppenheimerFunds, Inc. 225 Liberty Street, 11th Floor New York, NY 10281-1008

Pacific Investment Management Company, LLC 650 Newport Center Drive Newport Beach, CA 92260	Palisade Capital Management, LLC 1 Bridge Plaza North, Suite 695 Fort Lee, NJ 07024-7102

Templeton Investment Counsel, LLC 300 SE 2nd Street Ft. Lauderdale, FL 33301	DoubleLine Capital, LP 333 South Grand Avenue, 18th Flr. Los Angeles, CA 90071

(d) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(c) and 31a-1(d), the required books and records are currently maintained at the offices of the Registrant’s Distributor:

ALPS Distributors, Inc.

1290 Broadway, #1100

Denver, CO 80203

(e) With respect to Rules 31a-1(a), 31a-1(b)(1), (2), the required books and records are currently maintained at the offices of the Registrant’s Transfer Agent:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Item 34. Management Services

None.

Item 35. Undertakings

Inapplicable.

*	AXA Equitable Funds Management Group, LLC may maintain certain books and records at the offices of its parent AXA Equitable Life Insurance Company, at 525 Washington Blvd., Jersey City, NJ 07310 and at offsite storage facilities, including: (1) EDM Americas, 123 Wyoming Avenue, Scranton, PA 18503, 109 Lakeside Avenue, Delano, PA 18220, W.W. Scranton Office Park, 100 Ernie Preate Dr., Moosic, PA 18507, 199 South St., West Pittston, PA 18643 and 151-15 East Market St., Wilkes-Barre, PA 18701; (2) Iron Mountain, 70 Twinbridge Drive, Pennsauken, NJ 08110, 4500 Steelway Blvd., Liverpool, NY 13090-3514, and 220 Wavel St., Syracuse, NY 13206-1312.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A (“Post-Effective Amendment”) meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act and that the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 29th day of April, 2016.

1290 FUNDS

By:	/s/ Steven M. Joenk
Name:	Steven M. Joenk
Title:	Trustee, Chairman, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Steven M. Joenk Steven M. Joenk	Trustee, Chairman, President and Chief Executive Officer	April 29, 2016

/s/ Christopher P.A. Komisarjevsky* Christopher P.A. Komisarjevsky	Trustee	April 29, 2016

/s/ Gary S. Schpero* Gary S. Schpero	Trustee	April 29, 2016

/s/ Kenneth L. Walker* Kenneth L. Walker	Trustee	April 29, 2016

/s/ Caroline L. Williams* Caroline L. Williams	Trustee	April 29, 2016

/s/ Donald E. Foley* Donald E. Foley	Trustee	April 29, 2016

/s/ H. Thomas McMeekin* H. Thomas McMeekin	Trustee	April 29, 2016

/s/ Thomas W. Brock* Thomas W. Brock	Trustee	April 29, 2016

/s/ Brian E. Walsh* Brian E. Walsh	Treasurer and Chief Financial Officer	April 29, 2016

* By: /s/ Steven M. Joenk Steven M. Joenk (Attorney-in-Fact)

EXHIBIT INDEX

(d)(2)(i)	Amendment No. 1 effective as of April 1, 2016 to the Investment Sub-Advisory Agreement dated as of September 1, 2014 between 1290 Asset Managers and AXA IM

(p)(6)	Revised Code of Ethics of TCW.